1
Gabelli Media Mogul Fund
Schedule of Investments — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94 .6%
Content Creation and Aggregation — 51 .6%
16,600 Atlanta Braves Holdings Inc. , Cl. C † .......... $ 654,704
3,500 comScore Inc. † ........................................ 49,665
60,000 Grupo Televisa SAB , ADR ......................... 166,200
12,000 Liberty Latin America Ltd. , Cl. C † .............. 115,440
4,500 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 289,035
9,500 Liberty Media Corp.-Liberty SiriusXM † ...... 210,520
1,450 Live Nation Entertainment Inc. † ................ 135,923
1,400 Madison Square Garden Entertainment
Corp. † .................................................. 47,922
900 Madison Square Garden Sports Corp. † ..... 169,317
7,500 Paramount Global , Cl. B ............................ 77,925
2,000 Sphere Entertainment Co. † ....................... 70,120
1,986,771
Digital Marketing and Retail — 3 .5%
70,000 Liberty TripAdvisor Holdings Inc. , Cl. A † ... 32,900
160,000 Qurate Retail Inc. , Cl. A † ........................... 100,800
133,700
Diversified Consumer Services — 4 .0%
110 Cie de L'Odet SE ....................................... 153,617
Entertainment — 12 .4%
900 Endeavor Group Holdings Inc. , Cl. A ......... 24,327
3,400 Liberty Media Corp.-Liberty Live , Cl. C † .... 130,118
14,750 Ollamani SAB † ......................................... 33,612
750 TKO Group Holdings Inc. .......................... 80,992
2,000 Vivendi SE , ADR ....................................... 20,780
25,000 Warner Bros Discovery Inc. † .................... 186,000
475,829
Telecommunications — 12 .4%
4,000 Comcast Corp. , Cl. A ................................ 156,640
5,000 GCI Liberty Inc., Escrow † ......................... 0
18,000 Liberty Global Ltd. , Cl. C † ......................... 321,300
477,940
Television and Broadband Services — 6 .6%
250 Charter Communications Inc. , Cl. A † ......... 74,740
3,250 Liberty Broadband Corp. , Cl. C † ................ 178,165
252,905
Wireless Telecommunication Services — 4 .1%
900 T-Mobile US Inc. ...................................... 158,562
TOTAL COMMON STOCKS ........................ 3,639,324
PREFERRED STOCKS — 2 .8%
Digital Marketing and Retail — 1 .6%
1,500 Qurate Retail Inc. , 8.000% , 03/15/31 ........ 63,075
Shares
Market
Value
Television and Broadband Services — 1 .2%
2,000 Liberty Broadband Corp. , Ser. A , 7.000% .. $ 45,120
TOTAL PREFERRED STOCKS .................... 108,195
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .6%
$ 100,000 U.S. Treasury Bill,
5.314% †† , 07/25/24 ............................. 99,652
TOTAL INVESTMENTS — 100.0%
(Cost $ 3,855,279 ) ................................. $ 3,847,171
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt